Shareholders' Equity (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 American Depository Shares [Member]	Mar. 31, 2014 Stock Appreciation Rights (SARs) [Member] Subsequent Event [Member]	Dec. 31, 2012 Summit [Member]	Nov. 29, 2012 Summit and Onex [Member]	Dec. 31, 2012 Summit and Onex [Member]	Dec. 28, 2012 Summit and Onex [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued, shares					13,142,856				2,191,060
New shares issued, value		$ 172,595,000	$ 23,914,000		$ 172,600,000		$ 25,000,000
Share offering price					$ 14.00					$ 11.41
Dividends paid per share		$ 0.88	$ 0.84	$ 0.80		$ 0.25
Dividends paid amount		31,500,000	22,500,000	21,100,000		10,300,000
Shares outstanding		41,306,338	28,040,305
Dividend payment date						Feb. 20, 2014
Dividend record date						Jan. 31, 2014
Shares repurchased, shares	1,035,438
Average price paid per share	$ 11.93
Total purchase price of shares repurchased	$ 12,300,000			$ 13,142,000
Discount to the volume weighted average price of the Company's common shares								5.00%
Period of volume weighted average price								5 days